Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of Classified Financial Assets and Liabilities

The Company has classified financial assets and (liabilities) as follows at December 31:

	2020	2019	2018

Fair value through profit or loss, measured at amortized cost:
Cash and cash equivalents	$6,872,894	$1,428,129	$2,567,868
Accounts receivable, measured at amortized cost:
Accounts receivable	$-	$-	$946,944
Receivable from the sale of discontinued operations	$-	$18,000,000	$-
Other liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	$(1,730,361)	$(1,725,708)	$(3,040,422)
Convertible debentures	$(3,341,246)	$(3,089,033)	$-
Covid-19 government support loans	$(218,151)	$-	$-

Schedule of Accounts Receivable Ageing

The Company’s accounts receivable ageing at December 31 was as follows:

	2020	2019	2018

Current	$-	$-	$892,343
31 - 60 days	-	-	34,331
61 - 90 days	-	-	60,885
> 90 days	-	-	-
Expected credit losses (1)	-	-	(40,615)
	$-	$-	$946,944

(1) The Company applies IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss allowance for trade receivables.